Risk management and financial instruments (Restated) - Realized and Unrealized Gains and Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) / gain on derivative financial instruments	$ (74,000,000)	$ (150,000,000)	$ (497,000,000)
Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	(48,000,000)	(104,000,000)	(176,100,000)
Interest rate swap agreements | Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	(48,000,000)	(104,000,000)	(177,000,000)
Cross currency interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	(20,000,000)	(7,000,000)	(171,000,000)
Cross currency interest rate swaps | Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	(20,000,000)	(7,000,000)	(172,000,000)
Foreign currency forwards
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts not designated as instrument hedging	0	(9,000,000)	(57,800,000)
Foreign currency forwards | Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency forwards not qualified as hedge accounting	0	(9,000,000)	(58,000,000)
TRS agreements | Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) / gain on derivative financial instruments	(6,000,000)	(27,000,000)	(72,000,000)
Other | Loss on derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) / gain on derivative financial instruments	$ 0	$ (3,000,000)	$ (18,000,000)